Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.80%	4.20%
United States Real GDP year-over-year growth	0.70%	4.70%
Canadian unemployment rate	5.50%	6.40%
United States unemployment rate	4.00%	4.40%
Canadian Housing Price Index growth	(2.50%)	6.10%
S&P 500 Index growth rate	(1.40%)	6.10%
Canadian household debt service ratio	15.50%	13.60%
West Texas Intermediate Oil Price	$ 92	$ 69
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.50%	2.40%
United States Real GDP year-over-year growth	1.30%	2.20%
Canadian unemployment rate	5.90%	5.90%
United States unemployment rate	4.20%	3.90%
Canadian Housing Price Index growth	1.90%	2.80%
S&P 500 Index growth rate	6.00%	4.60%
Canadian household debt service ratio	15.10%	14.40%
West Texas Intermediate Oil Price	$ 81	$ 64
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	3.90%	5.60%
United States Real GDP year-over-year growth	2.90%	5.80%
Canadian unemployment rate	4.90%	6.00%
United States unemployment rate	3.30%	3.80%
Canadian Housing Price Index growth	10.10%	10.70%
S&P 500 Index growth rate	6.30%	10.30%
Canadian household debt service ratio	14.40%	13.00%
West Texas Intermediate Oil Price	$ 119	$ 74
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.80%	2.80%
United States Real GDP year-over-year growth	3.00%	3.30%
Canadian unemployment rate	5.60%	5.50%
United States unemployment rate	3.30%	3.40%
Canadian Housing Price Index growth	6.60%	6.30%
S&P 500 Index growth rate	12.10%	8.60%
Canadian household debt service ratio	14.50%	14.20%
West Texas Intermediate Oil Price	$ 107	$ 81
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(0.60%)	3.10%
United States Real GDP year-over-year growth	(2.10%)	2.80%
Canadian unemployment rate	6.00%	7.30%
United States unemployment rate	5.60%	6.00%
Canadian Housing Price Index growth	(13.10%)	2.20%
S&P 500 Index growth rate	(13.40%)	(0.60%)
Canadian household debt service ratio	15.90%	14.10%
West Texas Intermediate Oil Price	$ 76	$ 56
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.00%	1.60%
United States Real GDP year-over-year growth	0.40%	1.30%
Canadian unemployment rate	6.80%	6.80%
United States unemployment rate	5.10%	5.00%
Canadian Housing Price Index growth	(5.20%)	(2.20%)
S&P 500 Index growth rate	(1.30%)	(1.70%)
Canadian household debt service ratio	15.20%	14.70%
West Texas Intermediate Oil Price	$ 56	$ 54